Economic Activity - Disclosure of Transactions Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination for Entities (Detail) - Entities [Member] - PEN (S/)
S/ in Thousands
	Dec. 31, 2023	Oct. 05, 2022
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents		S/ 17,792
Trade accounts receivable and other accounts receivables		70,549
Inventory		10,009
Intangible assets		606,620
Property, furniture and equipment		1,083,894
Investment properties		4,647
Trade accounts payable and other accounts payable		(97,279)
Loans and borrowings		(13,830)
Contingent liabilities		(14,119)
Deferred tax liability		(410,754)
Total identifiable net assets acquired	S/ 1,257,529	S/ 1,257,529